SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 248,590		$ 246,982		$ 237,730
Gross profit	123,266		112,516		113,991
Operating expenses	113,953		107,095		101,920
Operating income (loss)	9,313		5,421		12,071
Surgical [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	95,962		89,801		81,039
Gross profit	52,829		47,517		42,908
Operating expenses	42,439		35,476		36,616
Operating income (loss)	10,390		12,041		6,292
Aesthetic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	90,487		94,902		96,084
Gross profit	43,641		40,332		46,985
Operating expenses	41,721		42,593		41,107
Operating income (loss)	1,920		(2,261)		5,878
Ophthalmic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	62,141		62,279		60,607
Gross profit	27,209		24,771		24,168
Operating expenses	26,535		26,955		25,233
Operating income (loss)	674		(2,184)		(1,065)
Unallocated expenses [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		[1]		[1]		[1]
Gross profit	(413)	[1]	(104)	[1]	(70)	[1]
Operating expenses	3,258	[1]	2,071	[1]	(1,036)	[1]
Operating income (loss)	$ (3,671)	[1]	$ (2,175)	[1]	$ 966	[1]

[1]	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.